THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

52.53%	EXCHANGE TRADED FUNDS
9.96%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	22,461	$ 1,220,306
	Vanguard Intermediate Term Bond ETF	9,185	855,950

			2,076,256
2.24%	BROAD MARKET

	iShares Core Dividend Growth ETF	12,409	466,578
2.47%	CONVERTIBLE BOND
	iShares Convertible Bond ETF	7,264	515,454
10.09%	CORPORATE

	iShares 0-5 Year Investment Grade Corporate Bond ETF	4,856	253,119
	iShares Intermediate-Term Corporate Bond ETF	11,370	686,521
	Pimco Investment Grade Corporate Bond Index ETF	2,263	258,604
	ProShares Investment Grade-Interest Rate Hedged EFT	4,488	316,808
	SPDR Portfolio High Yield Bond ETF	13,268	325,199
	Vanguard Short-Term Corporate Bond ETF	3,188	263,520
			2,103,771
4.54%	CORPORATE HIGH YIELD

	iShares Short-Term Corporate Bond ETF	2,124	116,204
	Vanguard Intermediate-Term Corporate Bond ETF	8,731	830,667
			946,871
0.75%	EMERGING MARKETS
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	5,237	156,639
2.80%	FIXED INCOME EMERGING MARKET

	iShares J.P. Morgan EM Corporate Bond ETF	1,357	68,719
	Vanguard Emerging Markets Government Bond ETF	6,614	514,305
			583,024
0.67%	GLOBAL MARKETS

	iShares Global 100 ETF	1,131	59,694
	iShares MSCI World ETF	863	79,517
			139,211
2.74%	INTERNATIONAL
	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,822	77,379
	iShares Currency Hedged MSCI EAFE Small-Cap EFT	2,852	78,168
	Renaissance International IPO ETF	2,158	61,304
	SPDR Portfolio Developed world (ex-US) ETF	2,910	80,374
	Vanguard FTSE Developed Markets ETF	2,085	80,877
	WisdomTree Dynamic Currency Hedged International Equity ETF	874	22,156
	Xtrackers MSCI All World ex US Hedged Equity ETF	2,260	60,093
	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	5,456	111,193

			571,544
12.35%	LARGE CAP
	Invesco QQQ Trust Series 1 EFT	874	216,402
	Invesco S&P 500 Top 50 ETF	1,274	303,085
	iShares Russell Top 200 ETF	1,758	130,145
	Schwab U.S. Dividend Equity ETF	8,777	454,210
	Schwab U.S. Large-Cap Growth ETF	7,059	716,771
	SPDR Portfolio S&P 500 Value ETF	14,202	411,574
	Vanguard Large-Cap EFT	1,847	264,121
	Vanguard Mega Cap Value ETF	1,055	77,247

			2,573,555

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

3.31%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	705	$206,706
	Schwab U.S. Mid-Cap ETF	602	31,677
	Vanguard Mid-Cap ETF	498	81,627
	Vanguard Large-Cap ETF	1,236	204,039
	Vanguard Mega Cap Value ETF	1,742	166,709

			690,758
0.61%	SMALL CAP

	Vanguard Small-Cap ETF	368	53,625
	Vanguard Small-Cap Growth ETF	116	23,154
	Vanguard Small-Cap Value ETF	474	50,680

			127,459

52.53%	TOTAL EXCHANGE TRADED FUNDS		10,951,120
46.84%	MUTUAL FUNDS
9.81%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	32,523	392,557
	John Hancock Bond Fund R6 Class	12,993	215,806
	JPMorgan Unconstrained Debt Fund R6 Class	47,588	467,788
	Nuveen Strategic Income fund R6 Class	2,541	27,269
	Vanguard Intermediate-Term Bond Index Fund Admiral Class	74,815	941,922

			2,045,342
3.76%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	42,687	383,329
	T. Rowe Price Institutional Floating Rate Fund	43,149	400,424

			783,753
6.22%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	10,742	142,117
	DFA U.S. Large Company Portfolio Institutional Class	20,099	477,764
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	5,277	141,473
	Schwab S&P 500 Index Fund	11,179	535,123

			1,296,477
1.29%	BLEND MID CAP

	Vanguard Mid-Cap Index Fund Admiral Class	1,330	269,849
0.37%	BLEND SMALL CAP

	Schwab Small-Cap Index Fund	3,056	77,512
1.64%	CONVERTIBLE

	AllianzGl Convertible Fund Institutional Class	10,325	341,146

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.70%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	1,225	$83,770
	JPMorgan Emerging Markets Equity Fund R6 Class	1,950	61,868
			145,638
0.49%	EMERGING MARKETS BOND
	Vanguard Emerging Markets Bond Fund Admiral Class	3,866	102,795
2.46%	FOREIGN AGGREGATE

	Dodge & Cox Global Bond Fund	44,836	512,028
1.03%	FOREIGN BLEND
	AB FlexFee International Strategic Core Portfolio Advisor Class	5,764	58,100
	AB Global Core Equity Portfolio Advisor Class	1,771	22,798
	Baillie Gifford International Growth Fund Institutional Class	1,895	32,398
	Vanguard Global Minimum Volatility Fund Admiral Class	487	12,478
	Vanguard Total World Stock Index Fund Admiral Class	3,388	90,049
			215,823
0.01%	FOREIGN GOVERNMENT

	DFA World ex US Government Fixed Income Portfolio Institutional Class	26	275
3.69%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	696	42,380
	Artisan International Small-Mid Fund Institutional Class	1,274	19,740
	Fidelity Advisor International Growth Fund Institutional Class	1,494	23,103
	Harbor Global Leaders Fund Institutional Class	12,116	379,591
	Invesco Oppenheimer Global Opportunities Fund R6 Class	1,009	64,534
	Vanguard International Growth Fund Admiral Class	2,081	240,424
			769,772
0.77%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	5,075	161,533
2.28%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	9,925	475,195
5.04%	GROWTH LARGE CAP

	AB FlexFee Large Cap Growth Portfolio Advisor Class	10,723	182,396
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	4,260	152,083
	JPMorgan Large Cap Growth Fund R6 Class	6,006	304,252
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	7,168	286,074
	Vanguard U.S. Growth Fund Admiral Class	940	125,164

			1,049,969
0.52%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	1,798	45,419
	JPMorgan Small Cap Growth Fund R6 Class	2,834	62,932

			108,351
3.14%	HIGH YIELD BOND

	AB FlexFee High Yield Portfolio Advisor Class	23,615	212,062
	Hartford Strategic Income Fund Y Class	11,464	100,882
	Vanguard High-Yield Corporate Fund Admiral Class	61,103	342,787

			655,731

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.95%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	4,079	$198,657
1.40%	VALUE LARGE CAP

	Vanguard Value Index Fund Admiral Class	7,530	292,934
0.92%	VALUE MID CAP

	MFS Mid Cap Value Fund R6 Class	7,243	152,612
	Vanguard Mid-Cap Value Index Fund Admiral Class	783	38,781
			191,393
0.35%	VALUE SMALL CAP
	MFS New Discovery Value Fund R6 Class	5,457	72,574

46.84%	TOTAL MUTUAL FUNDS		9,766,747
3.66%	MONEY MARKET FUNDS
	Goldman Sachs FS Government Fund, Institutional 0.15%*	763,340	763,340

103.03%	TOTAL INVESTMENTS		21,481,207
-3.03%	Liabilities, net of other assets		(632,556)
100.00%	NET ASSETS		$20,848,651

* Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
Quoted Prices		Inputs	Inputs		Total
Exchange Traded Funds	$10,951,120	$-		$-	$10,951,120
Mutual Funds	9,766,747	-		-	9,766,747
Money Market Funds	763,340	-		-	763,340

Total Investments	$21,481,207	$-		$-	$21,481,207

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $20,147,267 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$1,442,132
		Gross unrealized depreciation			(108,192)

		Net unrealized appreciation			$1,333,940